UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2008.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Walker      Lake Oswego, OR     08/07/2008
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      103

Form 13F Information Table Value Total:    101,918
               		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-June-2008


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None

Agco Corp
COM
001084102
1,572
"30,000"
Sole
N/A
"30,000"
0
0

Alcoa Inc
COM
013817101
206
"5,780"
Sole
N/A
"5,780"
0
0

Alkermes Inc
COM
01642t108
415
"33,550"
Sole
N/A
"33,550"
0
0

Alliance One Intl Inc
Com
018772103
1,982
"387,950"
Sole
N/A
"387,950"
0
0

Altria Group, Inc
COM
02209S103
1,862
"90,565"
Sole
N/A
"90,565"
0
0

American Express Co.
COM
025816109
239
"6,344"
Sole
N/A
"6,344"
0
0

American Intl Group Inc.
COM
026874107
816
"30,846"
Sole
N/A
"30,846"
0
0

Amgen
Com
031162100
202
"4,284"
Sole
N/A
"4,284"
0
0

Andersons Inc.
COM
034164103
754
"18,524"
Sole
N/A
"18,524"
0
0

Anheuser-Busch Co Inc
Com
035229103
1,590
"25,601"
Sole
N/A
"25,601"
0

AON Corp
COM
037389103
437
"9,507"
Sole
N/A
"9,507"
0
0

Apollo Group
CL A
037604105
1,490
"33,659"
Sole
N/A
"33,659"
0
0

AT&T Inc
Com
00206R102
256
"7,598"
Sole
N/A
"7,598"
0
0

Bank of America Corp.
Com
060505104
1,068
"44,759"
Sole
N/A
"44,759"
0
0

Berkshire Hathaway Inc
CL B
08467207
718
"179"
Sole
N/A
"179"
0
0

BioScrip Inc
Com
09069N108
303
"117,108"
Sole
N/A
"117,108"
0
0

Blount Intl
com
095180105
547
"47,150"
Sole
N/A
"47,150"
0
0

Boeing Co.
COM
097023105
463
"7,047"
Sole
N/A
"7,047"
0
0

Boston Scientific Corp
Com
101137107
1,079
"87,780"
Sole
N/A
"87,780"
0
0

BP PLC
Sponsored ADR
055622104
1,172
"16,846"
Sole
N/A
"16,846"
0
0

Burlington Northn Sante Fe Corp
Com
12189T104
669
"6,700"
Sole
N/A
"6,700"
0
0

Career Education Corp
Com
141665109
192
"13,150"
Sole
N/A
"13,150"
0
0

Chevron Texaco Corp
COM
166764100
1,923
"19,395"
Sole
N/A
"19,395"
0
0

Citigroup
COM
172967101
1,822
"108,736"
Sole
N/A
"108,736"
0
0

City Bank Lynnwood
COM
17770A109
198
"23,034"
Sole
N/A
"23,034"
0
0

Coca Cola Co
Com
191216100
2,060
"39,635"
Sole
N/A
"39,635"
0
0

Comcast Corp. A
COM
20030N101
908
"47,841"
Sole
N/A
"47,841"
0
0

ConocoPhillips
COM
20825C104
1,477
"15,650"
Sole
N/A
"15,650"
0
0

Costco Whsl Corp New
COM
22160k105
1,901
"27,109"
Sole
N/A
"27,109"
0
0

Coventry Health Care Inc
Com
222862104
848
"27,869"
Sole
N/A
"27,869"
0
0

CVS Caremark Corporation
COM
126650100
1,959
"49,497"
Sole
N/A
"49,497"
0
0

Dell Corp
COM
24702R101
993
"45,400"
Sole
N/A
"45,400"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,873
"25,358"
Sole
N/A
"25,358"
0
0

DirecTV Group Inc
COM
25459L106
215
"8,280"
Sole
N/A
"8,280"
0
0

Discover FINL SVCS
COM
254709108
228
"17,323"
Sole
N/A
"17,323"
0
0

Dow Cheimcal Co
COM
260543103
1,993
"57,080"
Sole
N/A
"57,080"
0
0

DR PEPPER SNAPPLE GROUP INC
Com
26138e109
1,963
"93,587"
Sole
N/A
"93,587"
0
0

Duke Energy Corp
COM
264399106
256
"14,726"
Sole
N/A
"14,726"
0
0

Du Pont EI De Nemours & Co
COM
263534109
770
"17,950"
Sole
N/A
"17,950"
0
0

Express Scripts Inc
Com
302182100
564
"9,000"
Sole
N/A
"9,000"
0
0

Exxon Mobil Corp
COM
30231G102
945
"10,725"
Sole
N/A
"10,725"
0
0

Family Dlr Stores Inc.
Com
307000109
452
"22,675"
Sole
N/A
"22,675"
0
0


Franklin Resources Inc.
COM
354613101
2,117
"23,100"
Sole
N/A
"23,100"
0
0

General Electric Co.
COM
369604103
331
"12,383"
Sole
N/A
"12,383"
0
0

General Motors Corp
COM
370442105
122
"10,581"
Sole
N/A
"10,581"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,365
"30,860"
Sole
N/A
"30,860"
0
0

Granite Construction Inc.
Com
387328107
318
"10,100"
Sole
N/A
"10,100"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
380
"35,100"
Sole
N/A
"35,100"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
1,313
"201,675"
Sole
N/A
"201,675"
0
0

Hewlett Packard Co.
COM
428236103
859
"19,425"
Sole
N/A
"19,425"
0
0

Home Depot Inc
COM
437076102
802
"34,250"
Sole
N/A6
"34,250"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
473
"12,650"
Sole
N/A
"12,650"
0
0

Intel Corp
COM
458140100
355
"16,548"
Sole
N/A
"16,548"
0
0

Interpublic Group Cos Inc.
COM
460690100
745
"86,629"
Sole
N/A
"86,629"
0
0

Johnson & Johnson
Com
478160104
1,016
"15,785"
Sole
N/A
"15,785"
0
0

Kraft Foods Inc
Cl A
50075N104
1,793
"63,008"
Sole
N/A
"63,008"
0
0

Kroger Co
Com
501044101
399
"13,833"
Sole
N/A
"13,833"
0
0

Lifepoint Hospitals Inc
COM
53219L109
211
"7,450"
Sole
N/A
"7,450"
0
0

Lincoln EDL SVCS Corp
COM
533535100
675
"58,020"
Sole
N/A
"58,020"
0
0

Lowes Cos Inc
COM
548661107
467
"22,520"
Sole
N/A
"22,520"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
3,003
"113,106"
Sole
N/A
"113,106"
0
0

Maximus, Inc.
COM
577933104
312
"8,950"
Sole
N/A
"8,950"
0
0

Merck & Co. Inc
COM
589331107
1,186
"31,478"
Sole
N/A
"31,478"
0
0

Microsoft Corp
COM
594918104
2,103
"76,441"
Sole
N/A
"76,441"
0
0

MoneyGram Intl, Inc.
Com
60935y109
59
"63,600"
Sole
N/A
"63,600"
0
0

Motorola Inc.
COM
620076109
458
"62,379"
Sole
N/A
"62,379"
0
0

Nike Inc
Cl B
654106103
719
"12,066"
Sole
N/A
"12,066"
0
0

Nokia Corp
Sponsored ADR
654902204
440
"17,975"
Sole
N/A
"17,975"
0
0

Oracle Corp
COM
68389X105
286
"13,632"
Sole
N/A
"13,632"
0
0

Petroleo Brasileiro SA Petro
Sponsored ADR
71654v408
390
"5,500"
Sole
N/A
"5,500"
0
0

PETROCHINA CO LTD
Sponsored ADR
71646e100
483
"3,750"
Sole
N/A
"3,750"
0
0

Pfizer Inc.
COM
717081103
1,412
"80,805"
Sole
N/A
"80,805"
0
0

PHILIP MORRIS INTL INC
Com
718172109
4,554
"92,215"
Sole
N/A
"92,215"
0
0

Plum Creek Timber Co
COM
729251108
995
"23,297"
Sole
N/A
"23,297"
0
0

Quest Diagnostics Inc
COM
74834L100
2,679
"55,275"
Sole
N/A
"55,275"
0
0

ROYAL DUTCH SHELL PLC
SPONS ADR A
780259206
201
"2,463"
Sole
N/A
"2,463"
0
0

SK Telecom Company
Sponsored ADR
78440P108
992
"47,775"
Sole
N/A
"47,775"
0
0

SPECTRA ENERGY CORP
COM
847560109
205
"7,123"
Sole
N/A
"7,123"
0
0

Stancorp Financial Group
COM
852891100
389
"8,278"
Sole
N/A
"8,278"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,488
"59,739"
Sole
N/A
"59,739"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
1,155
"48,760"
Sole
N/A
"48,760"
0
0

TELMEX INTERNACIONAL SAB DE
SPONS ADR SR L
879690105
785
"48,760"
Sole
N/A
"48,760"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
393
"20,100"
Sole
N/A
"20,100"
0
0

Time Warner Inc.
COM
887317105
268
"18,119"
Sole
N/A
"18,119"
0
0

Transocean Inc
SHS
G90073100
251
"1,645"
Sole
N/A
"1,645"
0
0

Travelers Companies Inc.
COM
89417E109
3,531
"81,361"
Sole
N/A
"81,361"
0
0

UNILEVER N V
N Y SHS NEW
904784709
450
"15,851"
Sole
N/A
"15,851"
0
0

United Parcel Service Inc
CL B
911312106
360
"5,858"
Sole
N/A
"5,858"
0
0

Unitedhealth Group Inc
Com
91324P102
1,783
"67,925"
Sole
N/A
"67,925"
0
0

Universal Tech Inst Inc
COM
913915104
644
"51,675"
Sole
N/A
"51,675"
0
0

UNUM Group
COM
91529y106
1,910
"93,381"
SOLE
N/A
"93,381"
0
0

VALERO ENERGY CORP NEW
Com
91913y100
813
"19,750"
Sole
N/A
"19,750"
0
0

Value Line Inc
COM
920437100
264
"7,944"
Sole
N/A
"7,944"
0
0

Waddell and Reed Finl Inc
CL A
930059100
499
"14,258"
Sole
N/A
"14,258"
0
0

Wal-Mart Stores Inc
COM
931142103
3,241
"57,675"
Sole
N/A
"57,675"
0
0

Washington Federal Inc.
COM
938824109
528
"29,145"
Sole
N/A
"29,145"
0
0

Washington Mutual Inc.
COM
939322103
90
"18,356"
Sole
N/A
"18,356"
0
0

WellPoint Inc.
COM
94973V107
2,197
"46,100"
Sole
N/A
"46,100"
0
0

Western Union CO
COM
959802109
1,935
"78,258"
Sole
N/A
"78,258"
0
0

Willbros Group Inc
COM
969199108
987
"22,525"
Sole
N/A
"22,525"
0
0

Wyeth
Com
983024100
361
"7,536"
Sole
N/A
"7,536"
0
0

Yum! Brands, Inc
COM
988498101
309
"8,800"
Sole
N/A
"8,800"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,686
"24,775"
Sole
N/A
"24,775"
0
0